MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Right-of-use assets
Balance, January 1, 2019	$ 1,150
Acquisition of Beadell (note 5)	18,397
Additions	4,498
Disposals	27
Amortization and depletion	(7,878)
Foreign exchange translation difference	(1,264)
Balance, December 31, 2019	14,876
Lease liabilities
Total undiscounted lease liabilities as at December 31, 2019	19,388
Lease liabilities in the Consolidated Statement of Financial Position as at December 31, 2019	17,986	$ 1,227
Current (included in Trade payables and accrued liabilities (note 11))	5,499
Non-current (included in Other liabilities (note 11))	12,487
Interest on lease liabilities	1,564
Variable lease payments not included in the measurement of lease liabilities	43,889
Expenses relating to short-term leases	12,953
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	13
Less than one year
Lease liabilities
Total undiscounted lease liabilities as at December 31, 2019	6,707
One to five years
Lease liabilities
Total undiscounted lease liabilities as at December 31, 2019	12,558
More than five years
Lease liabilities
Total undiscounted lease liabilities as at December 31, 2019	123
Mining property [member]
Right-of-use assets
Acquisition of Beadell (note 5)	8,402
Additions	3,853
Amortization and depletion	(4,244)
Foreign exchange translation difference	(635)
Balance, December 31, 2019	7,376
Power generating assets [member]
Right-of-use assets
Acquisition of Beadell (note 5)	7,732
Additions	57
Amortization and depletion	(2,264)
Foreign exchange translation difference	(490)
Balance, December 31, 2019	5,035
Vehicles [member]
Right-of-use assets
Acquisition of Beadell (note 5)	1,923
Amortization and depletion	(707)
Foreign exchange translation difference	(121)
Balance, December 31, 2019	1,095
Office equipment [member]
Right-of-use assets
Balance, January 1, 2019	881
Acquisition of Beadell (note 5)	65
Amortization and depletion	(284)
Foreign exchange translation difference	(4)
Balance, December 31, 2019	658
Communication and network equipment [member]
Right-of-use assets
Acquisition of Beadell (note 5)	275
Disposals	27
Amortization and depletion	(234)
Foreign exchange translation difference	(14)
Land [member]
Right-of-use assets
Balance, January 1, 2019	269
Additions	588
Amortization and depletion	(145)
Balance, December 31, 2019	$ 712